Changes in Other Comprehensive Income (Loss) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Compensation And Retirement Disclosure [Abstract]
Net actuarial loss	$ (4,182)
Amortization of net actuarial loss	1,177
Deferred income taxes	(670)
One-time cost	211
Effect of exchange rate changes	(323)
Other comprehensive income (loss), net	$ (3,787)